Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 162	$ 263	$ 110
Future amortization expense next twelve months	4,068
Future amortization expense year two	2,684
Future amortization expense year three	1,774
Future amortization expense year four	789
Future amortization expense year five	345
Future amortization expense thereafter	357
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	810
Future amortization expense year two	810
Future amortization expense year three	810
Future amortization expense year four	810
Future amortization expense year five	810
Future amortization expense thereafter	$ 5,227